Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
June 30, 2022
Deferred tax asset
Net operating loss carryforward	$994,000
Valuation allowance	(994,000)
Deferred tax (liability) asset	$—

December 31, 2021
Deferred tax asset
Net operating loss carryforward	$276,000
Valuation allowance	(276,000)
Deferred tax (liability) asset	$—

Schedule of income tax provision
June 30, 2022
Federal
Current	$—
Deferred	(718,000)
State	—
Current	—
Deferred	—
Change in valuation allowance	718,000
Income tax provision expense	$—

December 31, 2021
Federal
Current	$—
Deferred	(268,000)
State	—
Current	—
Deferred	—
Change in valuation allowance	268,000
Income tax provision expense	$—

Schedule of federal income tax rate to the Company’s effective tax rate
June 30, 2022
Statutory federal income tax rate	21%
State taxes, net of federal tax benefit	0%
Permanent differences	120%
Valuation allowance	(141)%
Income tax provision expense	0%

2021
Statutory federal income tax rate	21%
State taxes, net of federal tax benefit	0%
Permanent differences	(27)%
Valuation allowance	6%
Income tax provision expense	0%